Retirement Benefit Plans - Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions (Detail) - TWD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	$ (723)	$ (790)
0.5% decrease	889	836
Expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	956	904
0.5% decrease	$ (791)	$ (862)